The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – NFJ Dividend Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 19, 2016 (Accession No. 0001193125-16-713421), which is incorporated herein by reference.